Segment and Geographical Information	6 Months Ended
Jun. 30, 2014
Segment and Geographical Information [Abstract]
Segment and Geographical Information

NOTE 6 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) Corporate (b) Airport security and other aviation services and (c) Technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provide security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States. The technology segment is predominantly involved in the development and sale of identity security software to financial and other institutions, predominantly in Europe. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The chief operating decision maker reviews the operating results of these reportable segments. The performance of the reportable segments is based primarily on loss (profit) from continuing operations.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Six months ended June 30, 2014:
Revenue	$-	$82,610	$396	$83,006
Depreciation and amortization	-	381	50	431
Loss (Profit) from continuing operations	1,325	(561)	1,745	2,509
Total assets	584	32,229	259	33,072

Six months ended June 30, 2013:
Revenue	$-	$56,036	$342	$56,378
Depreciation and amortization	1	326	41	368
Loss from continuing operations	705	1,472	1,594	3,771
Total assets	384	24,070	541	24,995

The following table sets forth, for the periods indicated, revenue generated by country:

	Six months ended June 30,
	2014	2013
Netherlands	$34,285	$26,172
Germany	21,883	3,330
United States of America	19,555	19,494
Other	7,284	7,382
Total	$83,006	$56,378

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,
	2014	2013
Netherlands	$532	$616
Germany	239	27
United States of America	433	490
Other	339	413
Total	$1,543	$1,492